Not FDIC Insured May Lose Value No Bank Guarantee
39234-Q3PH

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Schedule of Investments
(unaudited)
Putnam Mortgage Opportunities Fund 2
Notes to Schedule of Investments 16

Putnam Funds Trust
Schedule of Investments (unaudited), February 28, 2026
Putnam Mortgage Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 7.2%
Capital Markets 0.0%
†
a
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.288% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ $ 752,280 $ 198,769
Financial Services 7.2%
b
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
1,127,308 1,147,873
b ,c
CFMT LLC , 2024-HB13 , M1 , 144A, FRN , 3% , 5/25/34 ........................
3,750,000 3,672,002
a
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.138% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 138,400 123,445
b ,c
FIGRE Trust , 2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .....................
386,651 392,183
a ,b
GS Mortgage-Backed Securities Trust , 2024-HE1 , A1 , 144A, FRN , 5.267% , ( 30-day
SOFR Average + 1.6% ), 8/25/54 ...................................... 2,339,127 2,350,228
GSAA Home Equity Trust ,
a
2006-8 , 2A2 , FRN , 4.148% , ( 1-month SOFR + 0.474% ), 5/25/36 .............. 74,820 15,336
a
2006-1 , A1 , FRN , 3.968% , ( 1-month SOFR + 0.294% ), 1/25/36 ............... 968,791 262,882
a
2006-17 , A1 , FRN , 3.908% , ( 1-month SOFR + 0.234% ), 11/25/36 .............. 8,168,958 1,941,100
2007-2 , AF4A , 6.483% , 3/25/37 ....................................... 1,134,424 303,806
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,400,970 1,411,074
a ,b
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 4.862% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 559,071 560,181
a
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.128% , ( 1-month SOFR + 0.454% ), 8/25/46
2,669,282 2,551,548
b
MAST LLC , 2026-1A , A , 144A, 5.134% , 2/15/51 ............................
1,965,000 1,985,530
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,431,000 1,217,278
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 ...................
286,200 288,461
b
PRET LLC ,
2025-NPL9 , A1 , 144A, 5.391% , 8/25/55 ................................. 2,733,090 2,740,883
2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 ................................. 1,648,000 1,651,062
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.131% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 3,415,728 3,425,446
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
809,000 822,912
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
1,262,000 1,262,186
b ,d
Tricolor Auto Securitization Trust ,
2024-1A , A , 144A, 6.61% , 10/15/27 .................................... 647,275 623,908
2025-1A , A , 144A, 4.94% , 2/15/29 ..................................... 381,190 236,300
b
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
646,217 650,453
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
252,606 253,451
29,889,528
a a a a a
Total Asset-Backed Securities (Cost $ 29,584,387 ) ...............................
30,088,297
Commercial Mortgage-Backed Securities 26.3%
Financial Services 26.3%
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 609,000 497,408
c,e
2020-BN30 , XA , IO, FRN , 1.248% , 12/15/53 ............................. 17,479,321 800,875
c,e
2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ............................ 9,430,998 745,584
c,e
2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ............................... 13,943,898 492,635
c ,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ...................
17,638,547 659,114
b
Barclays Commercial Mortgage Trust ,
2019-C4 , D , 144A, 3.25% , 8/15/52 ..................................... 1,010,000 665,121
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 793,000 449,316
2019-C5 , E , 144A, 2.5% , 11/15/52 ..................................... 1,117,000 850,834
c
2019-C5 , F , 144A, FRN , 2.574% , 11/15/52 ............................... 1,881,000 1,193,195

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
BBCMS Mortgage Trust ,
b
2026-5C40 , E , 144A, 4.25% , 2/15/59 ................................... $ 1,188,000 $ 846,374
c,e
2024-5C29 , XA , IO, FRN , 1.597% , 9/15/57 ............................... 24,943,058 1,229,808
c,e
2025-C32 , XA , IO, FRN , 1.128% , 2/15/62 ................................ 12,246,037 1,002,647
b,c,e
2026-5C40 , XE , IO, 144A, FRN , 2.126% , 2/15/59 .......................... 1,188,000 108,500
Benchmark Mortgage Trust ,
c
2018-B1 , C , FRN , 4.201% , 1/15/51 .................................... 608,000 505,695
b
2018-B1 , D , 144A, 2.75% , 1/15/51 ..................................... 1,021,000 623,687
b,c
2018-B3 , D , 144A, FRN , 3.045% , 4/10/51 ............................... 1,504,000 1,089,149
b
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 963,000 544,222
b
2019-B13 , D , 144A, 2.5% , 8/15/57 ..................................... 1,295,000 802,999
c,e
2024-V11 , XA , IO, FRN , 0.56% , 11/15/57 ................................ 38,674,803 746,532
c ,e
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
15,364,935 619,774
b ,c
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 4.866% , 2/10/44 .............
2,210,000 1,115,991
c ,e
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO, FRN , 0.689% , 1/15/53
12,018,622 261,989
CD Mortgage Trust ,
c
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 888,000 596,762
c
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 1,712,000 1,647,862
c
2017-CD3 , C , FRN , 4.583% , 2/10/50 ................................... 615,000 228,798
b
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 814,699 49,042
b
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 507,000 338,444
b ,c
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 .....
1,801,000 1,723,924
Citigroup Commercial Mortgage Trust ,
c
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................................... 192,770 192,281
c
2017-P7 , C , FRN , 4.406% , 4/14/50 .................................... 373,000 318,977
c
2015-GC33 , C , FRN , 4.336% , 9/10/58 .................................. 1,242,000 1,088,495
b
2014-GC25 , D , 144A, 3.548% , 10/10/47 ................................. 239,000 132,669
b,c
2015-GC27 , D , 144A, FRN , 4.376% , 2/10/48 ............................. 1,058,035 1,046,034
c
2015-GC31 , D , FRN , 3.69% , 6/10/48 ................................... 1,541,000 103,327
2015-GC33 , D , 3.172% , 9/10/58 ....................................... 347,000 222,045
b
2015-GC27 , E , 144A, 3% , 2/10/48 ..................................... 2,077,000 1,962,346
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 2,432,000 2,378,721
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 1,045,556 993,111
c
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. 545,905 539,292
b
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. 1,072,000 736,964
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 490,318 485,534
c
2014-CR14 , C , FRN , 3.597% , 2/10/47 .................................. 1,154,000 1,135,901
c
2014-CR16 , C , FRN , 4.748% , 4/10/47 .................................. 1,226,000 1,178,263
c
2014-CR17 , C , FRN , 4.866% , 5/10/47 .................................. 1,940,500 1,831,718
c
2014-UBS3 , C , FRN , 4.63% , 6/10/47 ................................... 301,000 280,916
c
2014-UBS4 , C , FRN , 4.746% , 8/10/47 .................................. 324,000 256,284
b,c
2012-LC4 , D , 144A, FRN , 5.4% , 12/10/44 ............................... 2,408,061 1,855,981
b,c
2013-CR7 , D , 144A, FRN , 4.293% , 3/10/46 .............................. 858,459 832,708
b,c
2013-LC13 , D , 144A, FRN , 5.549% , 8/10/46 ............................. 266,369 250,146
b,c
2013-CR13 , D , 144A, FRN , 5.102% , 11/10/46 ............................ 2,174,188 1,119,707
b,c
2014-CR14 , D , 144A, FRN , 3.597% , 2/10/47 ............................. 1,479,000 1,275,338
b,c
2014-CR15 , D , 144A, FRN , 3.934% , 2/10/47 ............................. 923,000 869,688
b,c
2014-CR17 , D , 144A, FRN , 4.93% , 5/10/47 .............................. 1,247,000 1,057,385
c
2015-CR26 , D , FRN , 3.613% , 10/10/48 ................................. 875,000 718,143
b
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 1,656,000 1,516,851
b
2013-LC6 , E , 144A, 3.5% , 1/10/46 ..................................... 460,000 433,119
b,c
2014-CR17 , E , 144A, FRN , 4.93% , 5/10/47 .............................. 804,000 579,397
b,c
2015-LC19 , E , 144A, FRN , 4.426% , 2/10/48 .............................. 1,070,000 989,225

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust ,
c
2015-C3 , C , FRN , 4.13% , 8/15/48 ..................................... $ 1,277,000 $ 1,187,434
c
2015-C2 , C , FRN , 4.231% , 6/15/57 .................................... 459,820 440,800
b
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 594,000 334,421
c
2015-C2 , D , FRN , 4.231% , 6/15/57 .................................... 1,121,000 991,193
GS Mortgage Securities Trust ,
c
2014-GC24 , B , FRN , 4.498% , 9/10/47 .................................. 2,306,000 2,243,997
b,c
2013-GC13 , D , 144A, FRN , 3.857% , 7/10/46 ............................. 739,000 558,229
b,c
2014-GC24 , D , 144A, FRN , 4.519% , 9/10/47 ............................. 1,920,000 1,325,729
b,c
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 3,043,000 399,197
b
2019-GC38 , D , 144A, 3% , 2/10/52 ..................................... 439,000 382,365
c
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10 , C , FRN , 4.206% , 12/15/47 .................................. 193,113 187,467
b
2011-C3 , D , 144A, FRN , 5.526% , 2/15/46 ............................... 450,000 424,924
2013-LC11 , D , FRN , 3.993% , 4/15/46 ................................... 899,582 8,978
b
2012-LC9 , D , 144A, FRN , 3.608% , 12/15/47 ............................. 1,799,000 1,757,349
b
2007-CB20 , E , 144A, FRN , 8.828% , 2/12/51 ............................. 15,718 22,273
b
2012-C6 , G , 144A, FRN , 2.972% , 5/15/45 ............................... 100,000 90,555
c
JPMBB Commercial Mortgage Securities Trust ,
2014-C22 , B , FRN , 4.513% , 9/15/47 ................................... 399,000 390,268
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 1,947,000 1,818,947
2014-C22 , C , FRN , 4.513% , 9/15/47 ................................... 354,000 337,624
2013-C12 , D , FRN , 3.982% , 7/15/45 ................................... 1,000,000 939,008
b
2014-C18 , D , 144A, FRN , 4.525% , 2/15/47 .............................. 1,135,000 1,039,846
b
2014-C23 , D , 144A, FRN , 4.036% , 9/15/47 .............................. 2,857,000 2,637,539
b
2014-C25 , D , 144A, FRN , 3.943% , 11/15/47 .............................. 1,390,000 677,597
b
2013-C12 , E , 144A, FRN , 3.982% , 7/15/45 ............................... 625,000 434,300
b
2013-C14 , F , 144A, FRN , 3.598% , 8/15/46 ............................... 402,000 34,426
b ,c
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.422% ,
9/15/50 ......................................................... 388,000 277,484
JPMDB Commercial Mortgage Securities Trust ,
2017-C5 , A4 , 3.414% , 3/15/50 ........................................ 515,835 510,090
b,c
2016-C2 , D , 144A, FRN , 3.335% , 6/15/49 ............................... 1,101,000 540,370
b ,c
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 6.571% , 10/15/42 ...
1,737,000 1,782,658
Morgan Stanley Bank of America Merrill Lynch Trust ,
c
2013-C10 , B , FRN , 3.951% , 7/15/46 ................................... 1,503,854 1,440,990
c
2012-C6 , C , FRN , 4.536% , 11/15/45 ................................... 694,593 652,297
c
2013-C9 , C , FRN , 3.705% , 5/15/46 .................................... 917,000 864,910
c
2013-C10 , C , FRN , 3.951% , 7/15/46 ................................... 1,543,000 1,437,487
c
2015-C22 , C , FRN , 3.972% , 4/15/48 ................................... 2,015,000 1,756,576
c
2017-C34 , C , FRN , 4.167% , 11/15/52 ................................... 691,000 616,087
b,c
2013-C12 , D , 144A, FRN , 4.745% , 10/15/46 ............................. 1,139,000 1,064,122
b
2014-C19 , D , 144A, 3.25% , 12/15/47 ................................... 414,240 408,268
b
2015-C26 , D , 144A, 3.06% , 10/15/48 ................................... 503,908 484,277
b,c
2015-C23 , D , 144A, FRN , 4.202% , 7/15/50 .............................. 568,741 554,359
b
2017-C34 , D , 144A, 2.7% , 11/15/52 .................................... 663,000 504,789
b,c
2012-C6 , E , 144A, FRN , 4.345% , 11/15/45 ............................... 1,303,000 728,781
b,c
2013-C12 , E , 144A, FRN , 4.745% , 10/15/46 .............................. 405,000 312,348
b,c
2013-C10 , F , 144A, FRN , 3.951% , 7/15/46 ............................... 1,286,000 185,928
b,c
2012-C6 , G , 144A, FRN , 4.5% , 11/15/45 ................................ 1,441,000 84,337
b,c
2013-C9 , G , 144A, FRN , 3.793% , 5/15/46 ............................... 1,500,000 1,137,057
c
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 2,716,000 2,677,791
2016-BNK2 , C , FRN , 3.879% , 11/15/49 ................................. 571,000 498,724
2016-UB12 , C , FRN , 4.124% , 12/15/49 ................................. 498,000 397,473

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
Morgan Stanley Capital I Trust, (continued)
b
2011-C3 , G , 144A, FRN , 4.94% , 7/15/49 ................................ $ 753,000 $ 728,835
b
PRET LLC , 2025-NPL4 , A1 , 144A, 6.368% , 4/25/55 .........................
2,314,016 2,321,008
c
UBS Commercial Mortgage Trust ,
2018-C11 , C , FRN , 4.878% , 6/15/51 ................................... 641,000 601,372
b
2017-C1 , D , 144A, FRN , 4.847% , 6/15/50 ............................... 1,223,000 1,046,710
b
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 2,195,000 1,465,252
b
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 503,044 479,778
Wells Fargo Commercial Mortgage Trust ,
c
2015-C31 , C , FRN , 4.819% , 11/15/48 ................................... 9,833 9,690
b,c
2013-LC12 , D , 144A, FRN , 3.673% , 7/15/46 ............................. 381,000 260,985
b,c
2014-LC18 , D , 144A, FRN , 3.957% , 12/15/47 ............................. 1,981,000 1,903,846
2015-C31 , D , 3.852% , 11/15/48 ....................................... 1,488,500 1,350,561
b
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 1,112,000 497,932
b
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................................. 215,448 26,070
b
2020-C55 , D , 144A, 2.5% , 2/15/53 ..................................... 919,000 635,305
c
2016-NXS5 , D , FRN , 4.855% , 1/15/59 .................................. 371,000 193,847
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 1,000,000 917,676
b,c
2015-C31 , E , 144A, FRN , 4.819% , 11/15/48 .............................. 2,341,500 1,486,595
c,e
2019-C52 , XA , IO, FRN , 1.564% , 8/15/52 ................................ 16,716,457 699,928
c,e
2021-C59 , XA , IO, FRN , 1.48% , 4/15/54 ................................. 23,281,193 1,274,529
c
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 2,759,697 2,722,199
2014-C23 , B , FRN , 4.278% , 10/15/57 ................................... 1,125,000 1,091,583
2013-C15 , C , FRN , 4.102% , 8/15/46 ................................... 1,593,000 1,464,978
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 816,000 779,055
b
2013-C11 , D , 144A, FRN , 4.215% , 3/15/45 ............................... 1,379,099 1,248,059
b
2013-C15 , D , 144A, FRN , 4.297% , 8/15/46 .............................. 1,317,468 928,828
b
2011-C4 , E , 144A, FRN , 4.997% , 6/15/44 ................................ 806,022 773,380
109,306,517
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 112,895,746 ) ...............
109,306,517
Mortgage-Backed Securities 143.6%
Federal National Mortgage Association (FNMA) Fixed Rate 116.7%
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 3/25/56 ..................... 19,000,000 16,373,107
f
Uniform Mortgage-Backed Securities , 3% , TBA, 3/25/56 ...................... 6,000,000 5,427,004
f
Uniform Mortgage-Backed Securities , 3.5% , TBA, 3/25/56 ..................... 1,000,000 942,515
f
Uniform Mortgage-Backed Securities , 5% , TBA, 3/25/56 ...................... 14,000,000 14,066,077
f
Uniform Mortgage-Backed Securities , 5.5% , TBA, 3/25/56 ..................... 246,000,000 249,982,504
f
Uniform Mortgage-Backed Securities , 6% , TBA, 4/25/56 ...................... 194,000,000 198,819,687
485,610,894
Government National Mortgage Association (GNMA) Fixed Rate 26.9%
f
GNMA II, Single-family, 30 Year , 5%, 3/15/56 ............................... 1,000,000 1,003,627
f
GNMA II, Single-family, 30 Year , 5.5%, 3/15/56 ............................. 3,000,000 3,038,753
f
GNMA II, Single-family, 30 Year , 6%, 3/15/56 ............................... 13,000,000 13,262,805
f
GNMA II, Single-family, 30 Year , 6%, 4/15/56 ............................... 93,000,000 94,811,047
112,116,232
Total Mortgage-Backed Securities (Cost $ 596,452,235 ) ...........................
597,727,126

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities 18.9%
Financial Services 18.9%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ $ 684,894 $ 685,060
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 1,386,821 1,398,337
2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 ................................ 2,145,153 2,169,694
Alternative Loan Trust ,
2006-43CB , 1A10 , 6% , 2/25/37 ....................................... 3,394,421 1,673,009
a
2006-OA10 , 3A1 , FRN , 4.168% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 153,416 145,726
a
2006-OA10 , 4A1 , FRN , 4.168% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 178,390 160,502
a
2005-38 , A1 , FRN , 5.415% , ( 12-month average of 1-year CMT + 1.5% ), 9/25/35 ... 491,875 455,959
a
2006-OA19 , A1 , FRN , 3.962% , ( 1-month SOFR + 0.294% ), 2/20/47 ............ 911,155 754,273
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 3.978% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 1,323,651 811,094
b
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, 4.277% , 3/25/55 ...................
442,000 422,647
Bear Stearns ALT-A Trust ,
a
2005-10 , 11A1 , FRN , 4.288% , ( 1-month SOFR + 0.614% ), 1/25/36 ............. 68,422 66,228
c
2005-8 , 21A1 , FRN , 4.985% , 10/25/35 .................................. 203,903 168,221
a
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.248% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,692,606 1,637,127
b
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, 7.553% , 12/28/30 ....................
822,585 824,128
b
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 585,294
b ,c
Cascade Funding Mortgage Trust ,
2025-HB16 , M2 , 144A, FRN , 3% , 3/25/35 ............................... 932,000 902,060
2025-HB16 , M3 , 144A, FRN , 3% , 3/25/35 ............................... 1,000,000 961,673
a ,b
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 4.967% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... 411,048 412,689
a ,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.968% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 664,107 592,928
a
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.188% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 26,411 23,618
b ,c
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
570,845 572,883
c
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,438,052 1,258,935
b ,c
CSMC Trust , 2020-SPT1 , M1 , 144A, FRN , 3.388% , 4/25/65 ...................
392,000 387,234
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,725,260 1,539,169
a
FHLMC STACR Debt Notes , 2017-DNA1 , B2 , FRN , 13.782% , ( 30-day SOFR Average
+ 10.114% ), 7/25/29 ................................................ 515,797 546,656
a ,b
FHLMC STACR REMIC Trust ,
2021-DNA3 , B2 , 144A, FRN , 9.917% , ( 30-day SOFR Average + 6.25% ), 10/25/33 . 2,879,000 3,662,576
2022-HQA1 , B2 , 144A, FRN , 14.667% , ( 30-day SOFR Average + 11% ), 3/25/42 ... 2,600,000 2,847,455
2020-HQA1 , B2 , 144A, FRN , 8.882% , ( 30-day SOFR Average + 5.214% ), 1/25/50 . 800,000 891,426
2020-DNA3 , B2 , 144A, FRN , 13.132% , ( 30-day SOFR Average + 9.464% ), 6/25/50 750,000 971,817
2021-DNA1 , B2 , 144A, FRN , 8.417% , ( 30-day SOFR Average + 4.75% ), 1/25/51 .. 1,100,000 1,235,239
2022-DNA2 , M2 , 144A, FRN , 7.417% , ( 30-day SOFR Average + 3.75% ), 2/25/42 .. 1,975,000 2,024,099
2022-HQA1 , M2 , 144A, FRN , 8.917% , ( 30-day SOFR Average + 5.25% ), 3/25/42 .. 2,759,000 2,879,206
2022-DNA5 , M2 , 144A, FRN , 10.417% , ( 30-day SOFR Average + 6.75% ), 6/25/42 . 1,471,000 1,575,411
a ,b
FHLMC STACR Trust ,
2019-FTR3 , B2 , 144A, FRN , 8.582% , ( 30-day SOFR Average + 4.914% ), 9/25/47 . 800,000 875,635
2019-FTR1 , B2 , 144A, FRN , 12.132% , ( 30-day SOFR Average + 8.464% ), 1/25/48 3,900,000 4,661,318
2018-DNA3 , B2 , 144A, FRN , 11.532% , ( 30-day SOFR Average + 7.864% ), 9/25/48 1,318,000 1,513,715
2018-HQA2 , B2 , 144A, FRN , 14.782% , ( 30-day SOFR Average + 11.114% ), 10/25/48 3,028,000 3,733,414
2019-DNA1 , B2 , 144A, FRN , 14.532% , ( 30-day SOFR Average + 10.864% ), 1/25/49 439,000 542,254
2019-HQA3 , B2 , 144A, FRN , 11.282% , ( 30-day SOFR Average + 7.614% ), 9/25/49 1,000,000 1,116,448
a
FNMA Connecticut Avenue Securities Trust ,
2016-C03 , 1B , FRN , 15.532% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... 336,837 342,034
2016-C04 , 1B , FRN , 14.032% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 569,709 588,794

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C06 , 1B , FRN , 13.032% , ( 30-day SOFR Average + 9.364% ), 4/25/29 ....... $ 1,543,617 $ 1,615,796
b
2023-R08 , 1B1 , 144A, FRN , 7.217% , ( 30-day SOFR Average + 3.55% ), 10/25/43 .. 1,500,000 1,568,912
b
2022-R06 , 1B2 , 144A, FRN , 14.267% , ( 30-day SOFR Average + 10.6% ), 5/25/42 .. 500,000 552,909
2016-C03 , 2B , FRN , 16.532% , ( 30-day SOFR Average + 12.864% ), 10/25/28 ..... 810,927 824,781
2016-C07 , 2B , FRN , 13.282% , ( 30-day SOFR Average + 9.614% ), 5/25/29 ....... 591,437 622,259
b
2022-R02 , 2B1 , 144A, FRN , 8.167% , ( 30-day SOFR Average + 4.5% ), 1/25/42 ... 2,146,000 2,209,621
b
2022-R05 , 2B1 , 144A, FRN , 8.167% , ( 30-day SOFR Average + 4.5% ), 4/25/42 ... 2,540,000 2,636,688
b
2022-R09 , 2B1 , 144A, FRN , 10.417% , ( 30-day SOFR Average + 6.75% ), 9/25/42 .. 500,000 541,335
b
2023-R03 , 2B1 , 144A, FRN , 10.017% , ( 30-day SOFR Average + 6.35% ), 4/25/43 .. 850,000 938,138
b
2022-R09 , 2M2 , 144A, FRN , 8.417% , ( 30-day SOFR Average + 4.75% ), 9/25/42 .. 1,000,000 1,055,974
b
2026-R01 , 2M2 , 144A, FRN , 5.017% , ( 30-day SOFR Average + 1.35% ), 1/25/46 .. 118,000 118,195
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
279,260 276,442
a
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.098% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 276,152 154,731
a ,b
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 12.667% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 989,862
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
687,678 695,914
b
Imperial Fund Mortgage Trust ,
2023-NQM1 , A1 , 144A, 5.941% , 2/25/68 ................................ 775,290 773,465
2022-NQM4 , A3 , 144A, 5.04% , 6/25/67 ................................. 975,309 973,487
c
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 4.044% , 6/25/36 ......
17,944 16,021
a ,b
J.P. Morgan Mortgage Trust , 2024-10 , A11 , 144A, FRN , 4.917% , ( 30-day SOFR
Average + 1.25% ), 3/25/55 ........................................... 1,250,258 1,256,242
b
LHOME Mortgage Trust , 2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ...............
747,060 748,174
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................................... 226,124 226,679
b
2023-NQM3 , A1 , 144A, 6.617% , 7/25/68 ................................ 400,714 402,936
a ,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 2.935% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 281,460 276,002
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1 , A1 , 144A, 6.152% , 12/25/68 ............................... 946,351 955,243
a
2024-3 , AF , 144A, FRN , 5.017% , ( 30-day SOFR Average + 1.35% ), 7/25/54 ...... 2,127,517 2,134,629
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
292,002 292,280
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
637,000 638,981
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........................
697,056 707,017
b
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
1,074,831 1,077,906
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
2,979,000 3,010,024
a ,b
Station Place Securitization Trust , 2025-1 , A , 144A, FRN , 4.573% , ( 1-month SOFR +
0.9% ), 7/23/26 .................................................... 1,810,000 1,838,629
a
Structured Asset Mortgage Investments II Trust ,
2007-AR1 , 2A1 , FRN , 4.148% , ( 1-month SOFR + 0.474% ), 1/25/37 ............ 20,253 18,593
2006-AR7 , A1BG , FRN , 3.908% , ( 1-month SOFR + 0.234% ), 8/25/36 ........... 128,033 116,462
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 4.648% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 27,899 27,142
78,907,454
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 74,870,763 ) .................
78,907,454
Agency Commercial Mortgage-Backed Securities 36.4%
Financial Services 36.4%
e
FHLMC ,
4949 , IO, 4% , 1/25/50 .............................................. 9,788,400 2,108,749

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FHLMC, (continued)
5274 , IO, 2.5% , 1/25/51 ............................................. $ 12,544,184 $ 2,080,373
5457 , IO, 5% , 10/25/54 ............................................. 11,456,075 2,115,010
a
5410 , AS , IO, FRN , 2.083% , ( 30-day SOFR Average + 5.75% ), 5/25/54 ......... 33,196,814 1,629,101
5116 , BI , IO, 4% , 1/25/50 ............................................ 9,915,545 2,026,534
5529 , EI , IO, 4.5% , 11/25/51 ......................................... 5,047,197 1,101,417
5119 , IB , IO, 3% , 6/25/41 ............................................ 3,684,151 380,379
5349 , IB , IO, 4% , 12/15/46 ........................................... 321,170 66,303
5459 , KI , IO, 5% , 7/25/48 ............................................ 12,851,044 1,593,236
4976 , MI , IO, 4.5% , 5/25/50 .......................................... 2,095,959 483,042
5065 , MI , IO, 3.5% , 1/25/51 .......................................... 2,677,519 511,073
a
4915 , SD , IO, FRN , 2.268% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ 1,333,098 155,244
a
5558 , SG , IO, FRN , 2.733% , ( 30-day SOFR Average + 6.4% ), 7/25/55 .......... 31,912,290 3,090,482
a
4839 , WS , IO, FRN , 2.327% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 11,757,446 1,768,148
a ,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M1 , 144A, FRN , 5.667% , ( 30-day SOFR Average + 2% ), 1/25/51 ..... 373,260 372,674
2021-MN1 , M2 , 144A, FRN , 7.417% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 1,350,000 1,404,106
2021-MN3 , M2 , 144A, FRN , 7.667% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 2,059,000 2,136,253
FNMA ,
e
2015-69 , IO, 6% , 9/25/45 ............................................ 145,713 28,811
e
2020-50 , IO, 4.5% , 3/25/50 .......................................... 5,279,670 1,378,093
e
427 , C93 , IO, 4.5% , 8/25/42 .......................................... 9,733,587 1,657,242
e
2022-13 , CI , IO, 3% , 12/25/51 ........................................ 12,162,694 1,918,224
a
2024-54 , FC , FRN , 4.637% , ( 30-day SOFR Average + 0.97% ), 8/25/54 ......... 361,877 364,598
a
2024-82 , FE , FRN , 4.617% , ( 30-day SOFR Average + 0.95% ), 11/25/54 ......... 1,050,012 1,055,586
e
2020-62 , GI , IO, 4% , 6/25/48 ......................................... 10,703,697 2,176,059
e
2021-17 , GI , IO, 4% , 2/25/51 ......................................... 1,654,327 353,586
a,e
2012-74 , IB , IO, FRN , 2.268% , ( 30-day SOFR Average + 5.936% ), 7/25/42 ...... 8,860,941 1,013,432
e
2020-99 , IB , IO, 3.5% , 5/25/50 ........................................ 7,134,758 1,278,876
e
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 9,492,305 1,586,186
e
2021-8 , ID , IO, 3.5% , 3/25/51 ......................................... 6,795,265 1,464,592
e
2021-15 , JI , IO, 4.5% , 4/25/51 ........................................ 1,980,875 506,715
e
2021-17 , KI , IO, 4.5% , 4/25/51 ........................................ 2,033,052 462,027
e
2016-3 , NI , IO, 6% , 2/25/46 .......................................... 27,185 3,716
e
2020-98 , OI , IO, 4.5% , 1/25/51 ........................................ 8,034,028 2,117,180
e
2021-5 , PI , IO, 3.5% , 2/25/51 ......................................... 2,410,069 447,997
a,e
2022-43 , SB , IO, FRN , 1.733% , ( 30-day SOFR Average + 5.4% ), 7/25/52 ........ 12,564,468 878,617
GNMA ,
e
2014-132 , IO, 5% , 9/20/44 ........................................... 491,602 98,006
1.6% , 2/20/49 .................................................... 13,783,522 878,340
e
2022-139 , IO, 4.5% , 9/20/49 ......................................... 8,812,735 1,746,463
e
2024-186 , IO, 3% , 9/20/51 ........................................... 8,048,724 1,223,975
c,e
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 15,968,862 836,680
c,e
2016-H24 , IO, FRN , 2.05% , 9/20/66 .................................... 100,389 6,125
c,e
2017-H09 , IO, FRN , 1.88% , 4/20/67 .................................... 128,193 3,932
c,e
2021-H08 , IO, FRN , 1.317% , 1/20/71 ................................... 23,627,810 863,384
e
2021-214 , AI , IO, 4% , 12/20/51 ....................................... 11,403,091 2,290,952
c,e
2014-H21 , AI , IO, FRN , 1.974% , 10/20/64 ............................... 210,986 10,423
c,e
2015-H04 , AI , IO, FRN , 1.762% , 12/20/64 ............................... 697,946 23,016
c,e
2015-H13 , AI , IO, FRN , 2.285% , 6/20/65 ................................ 48,954 2,640
c,e
2015-H20 , AI , IO, FRN , 1.866% , 8/20/65 ................................ 20,660 789
c,e
2015-H25 , AI , IO, FRN , 1.699% , 9/20/65 ................................ 34,183 651
c,e
2016-H15 , AI , IO, FRN , 2.386% , 7/20/66 ................................ 2,093,927 104,760
c,e
2016-H19 , AI , IO, FRN , 2.441% , 9/20/66 ................................ 1,013,082 46,070
c,e
2018-H01 , AI , IO, FRN , 2.388% , 1/20/68 ................................ 5,269,164 230,900
c,e
2020-H04 , AI , IO, FRN , 2.508% , 2/20/70 ................................ 4,311,305 209,443

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
a,e
2023-56 , AS , IO, FRN , 2.498% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... $ 20,771,850 $ 1,373,896
a,e
2024-4 , AS , IO, FRN , 3.288% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 16,511,279 1,654,478
c,e
2015-H23 , BI , IO, FRN , 1.793% , 9/20/65 ................................ 14,428 395
c,e
2016-H09 , BI , IO, FRN , 2.473% , 4/20/66 ................................ 1,183,286 48,760
c,e
2017-H02 , BI , IO, FRN , 2.305% , 1/20/67 ................................ 539,741 23,326
c,e
2017-H04 , BI , IO, FRN , 1.87% , 2/20/67 ................................. 1,106,803 46,944
c,e
2017-H06 , BI , IO, FRN , 2.136% , 2/20/67 ................................ 213,983 7,646
c,e
2018-H05 , BI , IO, FRN , 1.988% , 2/20/68 ................................ 621,404 27,011
c,e
2018-H20 , BI , IO, FRN , 2.484% , 6/20/68 ................................ 2,702,469 107,984
a,e
2022-125 , BS , IO, FRN , 2.388% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 11,969,182 1,038,419
e
2021-149 , CI , IO, 2.5% , 8/20/51 ....................................... 13,357,150 1,967,401
c,e
2015-H10 , CI , IO, FRN , 1.815% , 4/20/65 ................................ 19,120 578
c,e
2015-H20 , CI , IO, FRN , 2.38% , 8/20/65 ................................. 377,081 18,802
c,e
2015-H25 , CI , IO, FRN , 2.148% , 10/20/65 ............................... 16,370 774
c,e
2016-H24 , CI , IO, FRN , 1.686% , 10/20/66 ............................... 719,250 19,457
c,e
2015-H16 , DI , IO, FRN , 2.666% , 7/20/65 ................................ 504,479 46,594
c,e
2015-H26 , DI , IO, FRN , 2.226% , 10/20/65 ............................... 18,188 965
c,e
2017-H11 , DI , IO, FRN , 2.067% , 5/20/67 ................................ 80,308 3,982
c,e
2019-H02 , DI , IO, FRN , 2.537% , 11/20/68 ............................... 7,978,907 345,520
a,e
2023-84 , DS , IO, FRN , 2.268% , ( 30-day SOFR Average + 5.93% ), 6/20/53 ....... 16,505,436 1,339,017
e
2021-98 , EI , IO, 3% , 6/20/51 ......................................... 3,816,853 588,787
a,e
2024-30 , EI , IO, FRN , 2.108% , ( 30-day SOFR Average + 5.77% ), 2/20/54 ....... 46,060,217 3,229,655
c,e
2015-H26 , EI , IO, FRN , 1.747% , 10/20/65 ............................... 34,746 1,273
c,e
2015-H25 , EI , IO, FRN , 1.899% , 10/20/65 ............................... 16,158 621
c,e
2016-H27 , EI , IO, FRN , 1.972% , 12/20/66 ............................... 6,462,123 280,669
c,e
2019-H07 , EI , IO, FRN , 2.386% , 3/20/69 ................................ 10,056,683 453,798
c,e
2022-H01 , EI , IO, FRN , 2.766% , 1/20/72 ................................ 3,140,954 163,502
a,e
2023-35 , ES , IO, FRN , 2.538% , ( 30-day SOFR Average + 6.2% ), 2/20/53 ........ 11,835,165 905,597
a,e
2023-173 , ES , IO, FRN , 3.288% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 11,093,333 864,104
a,e
2024-4 , ES , IO, FRN , 3.288% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 21,122,584 1,521,861
e
2015-79 , GI , IO, 5% , 10/20/39 ........................................ 34,358 6,970
e
2017-104 , GI , IO, 4% , 7/20/47 ........................................ 5,117,431 1,047,963
e
2024-4 , GI , IO, 5% , 2/20/53 .......................................... 7,149,932 1,779,762
c,e
2019-H12 , GI , IO, FRN , 2.504% , 7/20/69 ................................ 4,894,200 203,688
c,e
2022-H09 , GI , IO, FRN , 2.764% , 4/20/72 ................................ 13,237,074 637,206
a,e
2024-4 , GS , IO, FRN , 2.038% , ( 30-day SOFR Average + 5.7% ), 1/20/54 ........ 16,364,556 1,163,404
e
2021-191 , HI , IO, 3% , 10/20/51 ....................................... 2,528,010 444,581
c,e
2015-H10 , HI , IO, FRN , 2.354% , 4/20/65 ................................ 25,432 1,409
c,e
2016-H24 , HI , IO, FRN , 2.71% , 9/20/66 ................................. 3,538,597 246,637
a,e
2025-62 , HS , IO, FRN , 2.418% , ( 1-month SOFR + 6.086% ), 11/20/47 ........... 12,605,752 1,671,502
a,e
2023-101 , HS , IO, FRN , 2.338% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 18,554,997 1,319,056
a,e
2024-51 , HS , IO, FRN , 2.338% , ( 30-day SOFR Average + 6% ), 3/20/54 ......... 37,331,962 2,217,436
e
2021-176 , IA , IO, 3.5% , 10/20/51 ...................................... 11,922,703 2,162,718
e
2022-160 , IB , IO, 4.5% , 2/20/50 ....................................... 15,581,530 3,233,937
c,e
2019-H14 , IB , IO, FRN , 2.47% , 8/20/69 ................................. 110,056 4,754
c,e
2023-H16 , ID , IO, FRN , 0.428% , 4/20/72 ................................ 15,367,987 475,624
e
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 7,185,868 1,367,089
c,e
2022-H09 , IG , IO, FRN , 2.593% , 4/20/72 ................................ 9,675,561 447,640
e
2022-213 , IH , IO, 6% , 12/20/52 ....................................... 1,967,552 377,962
c,e
2019-H15 , IH , IO, FRN , 1.807% , 9/20/69 ................................ 6,321,429 241,498
e
2021-176 , IK , IO, 5.5% , 10/20/51 ...................................... 4,008,630 790,012
c,e
2021-H12 , IY , IO, FRN , 0.093% , 8/20/71 ................................ 93,833,443 1,818,239
c,e
2017-H16 , JI , IO, FRN , 2.3% , 8/20/67 .................................. 170,044 7,000
c,e
2022-H04 , JI , IO, FRN , 0.838% , 2/20/72 ................................. 22,560,609 1,074,744
c,e
2016-H04 , KI , IO, FRN , 2% , 2/20/66 .................................... 3,527,981 89,996
c,e
2016-H11 , KI , IO, FRN , 2.552% , 5/20/66 ................................ 21,428,499 897,235

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
e
2015-105 , LI , IO, 5% , 10/20/39 ........................................ $ 322,024 $ 67,883
e
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 16,514 2,266
e
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 297,897 52,109
a,e
2024-126 , LS , IO, FRN , 2.988% , ( 30-day SOFR Average + 6.65% ), 8/20/54 ...... 23,509,648 1,900,546
e
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 53,035 10,457
e
2020-151 , MI , IO, 2.5% , 10/20/50 ...................................... 3,681,189 533,924
e
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 14,306,890 2,140,146
c,e
2017-H06 , MI , IO, FRN , 1.975% , 2/20/67 ................................ 334,366 13,717
c,e
2017-H10 , MI , IO, FRN , 1.816% , 4/20/67 ................................ 1,277,309 38,564
c,e
2017-H19 , MI , IO, FRN , 2.052% , 4/20/67 ................................ 966,164 34,814
a,e
2020-112 , MS , IO, FRN , 2.518% , ( 1-month SOFR + 6.186% ), 8/20/50 .......... 6,025,009 897,991
e
2021-97 , NI , IO, 2.5% , 8/20/49 ........................................ 10,501,307 1,220,268
c,e
2016-H23 , NI , IO, FRN , 2.58% , 10/20/66 ................................ 39,710 2,005
c,e
2017-H08 , NI , IO, FRN , 2.129% , 3/20/67 ................................ 102,328 3,819
a,e
2024-4 , NS , IO, FRN , 2.088% , ( 30-day SOFR Average + 5.75% ), 1/20/54 ........ 16,541,024 1,145,737
e
2020-167 , PI , IO, 3.5% , 11/20/50 ...................................... 2,048,204 456,391
e
2025-171 , PI , IO, 6% , 10/20/55 ....................................... 4,709,973 962,370
c,e
2016-H18 , QI , IO, FRN , 2.706% , 6/20/66 ................................ 320,471 19,152
a,e
2010-26 , QS , IO, FRN , 2.468% , ( 1-month SOFR + 6.136% ), 2/20/40 ........... 14,822,684 1,711,728
a,e
2024-64 , QS , IO, FRN , 2.338% , ( 30-day SOFR Average + 6% ), 4/20/54 ......... 43,904,731 3,283,982
a,e
2020-189 , S , IO, FRN , 2.268% , ( 1-month SOFR + 5.936% ), 12/20/49 ........... 13,820,941 1,669,448
a,e
2024-11 , S , IO, FRN , 2.738% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 16,594,163 1,108,988
a,e
2020-47 , SA , IO, FRN , 2.218% , ( 1-month SOFR + 5.886% ), 5/20/44 ........... 2,741,121 316,759
a,e
2024-7 , SA , IO, FRN , 2.738% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 15,968,491 1,061,735
a,e
2023-13 , SB , IO, FRN , 2.588% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 22,348,014 1,520,498
a,e
2023-20 , SB , IO, FRN , 3.338% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 19,449,974 1,868,647
a,e
2023-114 , SB , IO, FRN , 2.388% , ( 30-day SOFR Average + 6.05% ), 8/20/53 ...... 30,089,043 2,027,087
a,e
2025-61 , SB , IO, FRN , 2.288% , ( 30-day SOFR Average + 5.95% ), 4/20/55 ....... 22,097,094 1,567,139
a,e
2024-197 , SC , IO, FRN , 2.338% , ( 30-day SOFR Average + 6% ), 12/20/54 ....... 20,232,426 1,707,882
a,e
2019-121 , SD , IO, FRN , 2.218% , ( 1-month SOFR + 5.886% ), 10/20/49 ......... 2,789,537 369,117
a,e
2022-179 , SD , IO, FRN , 2.318% , ( 1-month SOFR + 5.986% ), 11/20/49 .......... 10,307,746 1,214,777
a,e
2021-57 , SD , IO, FRN , 2.518% , ( 1-month SOFR + 6.186% ), 3/20/51 ........... 7,990,761 1,179,344
a,e
2023-149 , SE , IO, FRN , 2.788% , ( 30-day SOFR Average + 6.45% ), 9/20/63 ...... 18,321,310 1,295,590
a,e
2022-128 , SH , IO, FRN , 2.318% , ( 30-day SOFR Average + 5.98% ), 7/20/52 ...... 23,341,627 2,611,746
a,e
2022-120 , SH , IO, FRN , 2.388% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 35,271,842 3,059,060
a,e
2023-35 , SH , IO, FRN , 2.788% , ( 30-day SOFR Average + 6.45% ), 2/20/53 ....... 10,867,438 919,079
a,e
2011-156 , SK , IO, FRN , 2.818% , ( 1-month SOFR + 6.486% ), 4/20/38 ........... 21,102 2,498
a,e
2023-103 , SK , IO, FRN , 2.338% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 37,764,480 2,474,151
a,e
2023-114 , SK , IO, FRN , 2.188% , ( 30-day SOFR Average + 5.85% ), 8/20/53 ...... 33,701,395 1,974,197
a,e
2023-13 , SL , IO, FRN , 2.588% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 14,580,623 1,045,054
a,e
2023-152 , SL , IO, FRN , 2.638% , ( 30-day SOFR Average + 6.3% ), 10/20/53 ...... 20,003,576 1,636,443
a,e
2013-182 , SP , IO, FRN , 2.918% , ( 1-month SOFR + 6.586% ), 12/20/43 .......... 478,713 70,863
a,e
2022-45 , SP , IO, FRN , 2.138% , ( 30-day SOFR Average + 5.8% ), 5/20/50 ........ 30,039,298 3,028,340
a,e
2023-20 , SP , IO, FRN , 3.338% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 17,173,057 1,323,028
a,e
2023-24 , SQ , IO, FRN , 2.588% , ( 30-day SOFR Average + 6.25% ), 2/20/53 ....... 14,652,821 1,055,561
a,e
2024-30 , SU , IO, FRN , 2.188% , ( 30-day SOFR Average + 5.85% ), 2/20/54 ....... 27,916,936 1,879,675
a,e
2019-96 , SY , IO, FRN , 2.318% , ( 1-month SOFR + 5.986% ), 8/20/49 ............ 12,578,737 1,682,916
e
2021-29 , TI , IO, 2.5% , 2/20/51 ........................................ 19,329,170 3,368,321
e
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 12,423,687 1,820,940
e
2017-179 , WI , IO, 5% , 12/20/47 ....................................... 224,163 50,025
a,e
2024-30 , WS , IO, FRN , 2.138% , ( 30-day SOFR Average + 5.8% ), 2/20/54 ....... 30,696,792 1,765,646

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,e
2015-H16 , XI , IO, FRN , 2.503% , 7/20/65 ................................ $ 1,377,851 $ 84,696
151,357,207
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 137,062,227 ) ........
151,357,207
Total Long Term Investments (Cost $ 950,865,358 ) ...............................
967,386,601
a
a a a a
Short Term Investments 5.7%
Shares
a
Management Investment Companies 5.2%
g,h
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 21,642,842 21,642,842
Total Management Investment Companies (Cost $ 21,642,842 ) ....................
21,642,842
Principal
Amount
U.S. Government and Agency Securities 0.5%
i ,j
U.S. Treasury Bills ,
3.49%, 4/23/26 ................................................... 800,000 795,834
3.53%, 7/16/26 ................................................... 1,400,000 1,381,293
2,177,127
Total U.S. Government and Agency Securities (Cost $ 2,176,958 ) ..................
2,177,127
Total Short Term Investments (Cost $ 23,819,800 ) ................................
23,819,969
a
Total Investments (Cost $ 974,685,158 ) 238.1% ..................................
$991,206,570
TBA Sale Commitments (65.8) % ...............................................
(273,984,897)
Other Assets, less Liabilities (72.3) % ..........................................
(300,955,830)
Net Assets 100.0% ...........................................................
$416,265,843
a a a a a
TBA Sale Commitments (65.8)%
Mortgage-Backed Securities (65.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (65.8)%
k
Uniform Mortgage-Backed Securities ,
2.5% , TBA, 3/25/56 .................................................. (12,000,000) (10,306,875)
4% , TBA, 3/25/56 ................................................... (1,000,000) (972,048)
4.5% , TBA, 3/25/56 .................................................. (20,000,000) (19,781,691)
6% , TBA, 4/25/56 ................................................... (237,000,000) (242,924,283)
Total TBA Sale Commitments ( Cost $ (273,710,703) ) .............................
$(273,984,897)
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $152,177,640, representing 36.6% of net assets.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

d
Defaulted security or security for which income has been deemed uncollectible.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
Security purchased on a to-be-announced (TBA) basis.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At February 28, 2026, the aggregate value of these securities pledged amounted to $1,556,107, representing 0.4% of net assets.
k
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Funds Trust
Schedule of Investments (unaudited), February 28, 2026
Putnam Mortgage Opportunities Fund
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At February 28, 2026, the Fund had the following futures contracts outstanding.
At February 28, 2026, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 1,196 $ 139,614,312 6/18/26 $ (786,800)
U.S. Treasury 2 Year Notes ..................... Short 1,432 299,679,563 6/30/26 (449,462)
Total Futures Contracts ...................................................................... $(1,236,262)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.56%)/1-day SOFR/May-28/(Purchased) BOFA 5/20/26 / 3.56% 310,533,900 $ 512,381 $ (410,065)
3.55%/1-day SOFR/May-28/(Written) BOFA 5/20/26 / 3.55% 310,533,900 (2,763,752) 185,896
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 12,982,000 747,114 (393,945)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 12,982,000 747,114 (136,128)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (143,843)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (487,545)
(5%)/1-day SOFR/Nov-57/(Purchased) WFLA 11/22/27 / 5% 22,615,300 634,359 (233,320)
Unrealized appreciation 185,896
Unrealized (depreciation) (1,804,846)
Total $(1,618,950)
*
In U.S. dollars unless otherwise indicated.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At February 28, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 578,352 $ 464,005 $ 114,347
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 445,625 376,522 69,103
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 25,053 2,674 22,379
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 2,750,000 1,030,601 1,034,890 (4,289)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 943,000 72,623 42,489 30,134
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 236,048 249,406 (13,358)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 133,597 143,186 (9,589)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,233,000 805,952 619,394 186,558
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 272,729 306,375 (33,646)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 179,030 290,603 (111,573)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,230,478 1,660,789 (430,311)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 186,897 340,040 (153,143)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,750,000 916,553 995,917 (79,364)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 639,480 707,311 (67,831)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 506,669 426,609 80,060
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 (154,050) (23,189) (130,861)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,293,000 (484,570) (552,832) 68,262
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (286,795) (647,506) 360,711
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (120,679) (806,690) 686,011
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (15,403) (22,364) 6,961
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (37,464) (50,236) 12,772
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (19,325) (23,410) 4,085
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (19,325) (25,914) 6,589
Investment
Grade
Total OTC Swap Contracts .............................................. $6,122,076 $5,508,069 $614,007
Total Credit Default Swap Contracts .................................... $6,122,076 $ 5,508,069 $614,007

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At February 28, 2026, the Fund had the following interest rate swap contracts outstanding.
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 907,023,000 $ (1,603,503) $ (784,618) $ (818,885)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 587,734,000 5,787,735 321,901 5,465,834
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 234,423,000 (4,168,252) 1,040,261 (5,208,513)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 79,308,000 2,778,466 (458,306) 3,236,772
Total Interest Rate Swap Contracts ................................. $2,794,446 $ 119,238 $2,675,208
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 18 .

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February
28, 2026, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $85,540,476 $248,132,703 $(312,030,337) $— $— $21,642,842 21,642,842 $1,628,888
Total Affiliated Securities ... $85,540,476 $248,132,703 $(312,030,337) $— $— $21,642,842 $1,628,888
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $ — $ 30,088,297 $ — $ 30,088,297
Commercial Mortgage-Backed Securities ...... — 109,306,517 — 109,306,517
Mortgage-Backed Securities ................ — 597,727,126 — 597,727,126
Residential Mortgage-Backed Securities ....... — 78,907,454 — 78,907,454
Agency Commercial Mortgage-Backed Securities — 151,357,207 — 151,357,207
Short Term Investments ................... 21,642,842 2,177,127 — 23,819,969
Total Investments in Securities ........... $21,642,842 $969,563,728 $— $991,206,570
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $185,896 $— $185,896
Swap Contracts ......................... — 10,350,578 — 10,350,578
Total Other Financial Instruments ......... $— $10,536,474 $— $10,536,474
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 273,984,897 $ — $ 273,984,897
Forward Premium Swap Option Contracts ...... — 1,804,846 — 1,804,846
Futures Contracts ........................ 1,236,262 — — 1,236,262
Swap Contracts ......................... — 7,061,363 — 7,061,363
Total Other Financial Instruments ......... $1,236,262 $282,851,106 $— $284,087,368
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
WFLA
Wells Fargo Bank National Association
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.